Segment information - Geographical information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€) segment	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€) segment
Disclosure of operating segments [line items]
Number of reportable segments | segment	1		2
Product net sales	€ 87,599	€ 14,753	€ 2
Collaboration revenues	417,681	470,093	€ 478,051
Jyseleca
Disclosure of operating segments [line items]
Product net sales	€ 87,600	€ 14,800
Gilead [member]
Disclosure of operating segments [line items]
Percentage of collaboration revenue over total revenue	82.00%	97.00%	99.00%
Belgium | Jyseleca
Disclosure of operating segments [line items]
Product net sales	€ 7,300	€ 1,700
United States of America
Disclosure of operating segments [line items]
Collaboration revenues	414,129	467,978	€ 472,445
Europe
Disclosure of operating segments [line items]
Collaboration revenues	3,552	2,114	€ 5,605
Europe | Jyseleca
Disclosure of operating segments [line items]
Product net sales	€ 87,600	€ 14,800